Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary related to operating leases

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets, net*	4,894	3,053
Operating lease liabilities - current*	3,697	2,411
Operating lease liabilities - non-current*	780	133
Total operating lease liabilities	4,477	2,544
Weighted average remaining lease term	1.17	1.05
Weighted average discount rate	4.75%	4.75%

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expenses	9,853	9,204	3,574
Short-term lease expenses	6,603	4,748	2,719
Total lease expenses *	16,456	13,952	6,293
Cash paid for amounts included in the measurement of lease liabilities	9,322	8,749	3,666
Right-of-use assets obtained in exchange for new operating lease liabilities	3,146	4,225	2,123
*	The lease expenses were RMB16,456, RMB13,952 and RMB6,293 for the years ended December 31, 2021, 2022 and 2023, respectively.

Summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases

Amount
RMB
2024	2,469
2025	135
Total future minimum payments	2,604
Less: interest	60
Present value of operating lease liabilities	2,544